Convertible notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Notes
The net carrying amount of the debt and equity components of the convertible notes as of December 31, 2021 were as follows:

Debt component:
Principal amounts	$460,000
Unamortized discount	85,478
Unamortized issuance costs	2,446
Net carrying amount	$372,076

Equity component, net	$99,190

Schedule of Interest Expense Related to Convertible Senior Notes
	December 31,
	2021	2020
Amortization of discount	$19,473	$3,677
Amortization of issuance costs	556	359
	$20,029	$4,036